Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum future lease payments
2022	$114,085
2023	114,085
2024	99,786
2025	96,926
2026	96,926
2027	$80,772